Offerings - Offering: 1	Nov. 12, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt Convertible into Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	125,000,000
Proposed Maximum Offering Price per Unit	2.055
Maximum Aggregate Offering Price	$ 256,875,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 39,327.56
Offering Note	This prospectus supplement relates to the potential resale by the selling stockholder identified in the prospectus supplement of up to 125,000,000 shares of the Company's common stock, par value $0.01 per share ("Common Stock"), issuable in connection with an unsecured convertible debenture in the aggregate principal amount of $200.0 million. The convertible debenture will be issued to the selling stockholder in a private placement pursuant to that certain Debenture Purchase Agreement (the "Debenture Purchase Agreement"), dated November 11, 2024, between Plug Power Inc. (the "Registrant") and the selling securityholder, subject to the satisfaction of customary closing conditions, including the filing of this prospectus supplement. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), the price shown is based upon $2.055, which is the average of the high and low sales price of the Common Stock as reported on the Nasdaq Capital Market on November 7, 2024. In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of all of the registration fees for the Registrant's Registration Statement on Form S-3ASR (File No. 333-265488) filed with the Securities and Exchange Commission on June 8, 2022 (the "Registration Statement). This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in the Registration Statement. This prospectus supplement also relates to such additional shares of common stock as may be issued in connection with a stock split, stock dividend or similar transaction, pursuant to Rule 416 of the Securities Act.